ORGANIZATION AND NATURE OF OPERATIONS	6 Months Ended
Jun. 30, 2013
ORGANIZATION AND NATURE OF OPERATIONS
ORGANIZATION AND NATURE OF OPERATIONS

1. ORGANIZATION AND NATURE OF OPERATIONS

ReneSola Ltd was incorporated in the British Virgin Island on March 17, 2006. ReneSola Ltd and its subsidiaries (collectively the “Company”) are engaged in the manufacture and sale of solar power products including virgin poly silicon, mono crystalline and multi crystalline solar wafers and photovoltaic (PV) cells and modules. On January 29, 2008, the Company became listed on the New York Stock Exchange (NYSE) in the United States.

The following table lists all newly established subsidiaries of the Company for the six months ended June 30, 2013:

Lucas Est Korea Co., Ltd (“Lucas Korea”)	N/A	March 12, 2013	Korea	100%
Ecosfer Energy Korea Co., Ltd (“Ecosfer Korea”)	N/A	March 12, 2013	Korea	100%
Renesola UK Limited (“ReneSola UK”)	N/A	April 11, 2013	UK	100%
Renesola Shanghai Ltd (“ReneSola Shanghai”)	N/A	May 30, 2013	PRC	100%
Renesola Zagreb d.o.o za usluge (“Renesola Zagreb”)	N/A	May 31, 2013	Croatia	100%